Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Options Outstanding Number of Shares
Beginning Balance	968,853
Granted	256,191
Vested	(324,315)
Forfeited	(7,077)
Ending Balance	893,652
Weighted Average Exercise Price
Beginning balance	$ 42.14
Granted	69.61
Vested	35.35
Forfeited	21.97
Ending balance	52.64
Weighted Average Fair Value
Beginning Balance	13.69
Granted	20.10	$ 19.75
Vested	12.22
Forfeited	9.52
Ending Balance	$ 16.10